Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1. DESCRIPTION OF BUSINESS
MSP Recovery, LLC (“MSPR”) was organized as a limited liability company on July 8, 2014 as a Medicaid and Medicare Secondary Pay Act recovery specialist. Additional limited liability companies related to MSPR through common ownership were subsequently organized to facilitate MSPR’s operational or financial needs. These financial statements were prepared on a combined and consolidated basis as described in Note 2 below and include the following entities (collectively “MSP”, “MSP Recovery” or the “Company”):

Entity Name	Method
LifeWallet, LLC	Combined
MSP Recovery of Puerto Rico LLC (Puerto Rico)	Combined
MDA Series, LLC	Combined
MSP Recovery, LLC	Combined
MAO-MSO Recovery LLC Series FHCP	Consolidated (non-wholly owned)
MSP Recovery Services, LLC	Combined
MSPA Claims 1, LLC	Consolidated (wholly owned)
MSP National, LLC	Consolidated (wholly owned)
MSP Recovery Claims Prov Series LLC	Combined
MSP Recovery Claims CAID Series LLC	Combined
MSP WB LLC	Combined
MSP Recovery Claims HOSP Series LLC	Combined
MSP Productions, LLC	Combined
MSP Recovery Claims HP, Series LLC	Combined
MSP Recovery Claims COM, Series LLC	Combined
MSP utilizes its proprietary internal data analytics platform to review health claims assigned by secondary payers such as Health Plans, Management Service Organizations (“MSO”), providers of medical services and Independent Physicians Associations. This platform allows MSP to identify claims cost recovery rights with potential recovery paths where claims either should not have been paid by the secondary payers or should have been reimbursed by third-party entities.
MSP seeks assignment of recovery rights from secondary payers by acquiring the recovery rights to claims from secondary payers via Claims Cost Recovery Agreements (“CCRA”). Prior to executing a CCRA, MSP utilizes its proprietary internal data analytics platform to review the set of claims and identify claims with probable recovery paths. MSP’s assets are these irrevocable assignments of health claims recovery rights that are automatic, all-encompassing
and superior to other interests supported by Federal and State laws and regulations. MSP’s operations are primarily conducted in the U.S. and Puerto Rico.
Purchase Agreement
On July 11, 2021, MSP entered into a Membership Interest Purchase Agreement (as amended, the “MIPA”) by and among MSP, Lionheart Acquisition Corporation II, a Delaware corporation (“Lionheart”), Lionheart II Holdings, LLC, a Delaware corporation and a wholly owned subsidiary of Lionheart (“Opco”), the members of the MSP Purchased Companies (the “Members”), and John H. Ruiz, in his capacity as the representative of the Members (the “Members’ Representative”).
Pursuant to the MIPA, the Members sold and assigned all of their membership interests in the MSP Purchased Companies to Opco in exchange for non-economic voting shares of Class V common stock, par value $
0.0001, of Lionheart (“Class V Common Stock”) and
non-voting
economic Class B Units of Opco (“Class B Units,” and each pair consisting of one share of Class V Common Stock and one Class B Unit, an
“Up-C
Unit”) (such transaction, the “Business Combination”).
Following the closing of the Business Combination (the “Closing”), Lionheart organized in an
“Up-C”
structure in which the business of MSP and its subsidiaries are held directly or indirectly by Opco, and Lionheart owns all of the voting economic Class A Units of Opco and the Members or their designees own all of the non-voting
economic Class B Units in accordance with the terms of the first amended and restated limited liability company agreement of Opco to be entered into at Closing (the “LLC Agreement”). Each
Up-C
Unit may be exchanged for either, at the Company’s option, (a) cash or (b) one share of Class A common stock, par value $0.0001, of the Company (“Class A Common Stock”), subject to the provisions set forth in the LLC Agreement.
Subject to the terms and conditions set forth in the MIPA, the aggregate consideration paid to the Members (or their designees)

consisted

of
(i) 3,250,000,000
Up-C
Units and (ii) rights to receive payments under the tax receivable agreement to be entered into at the Closing. Of the
Up-C
Units to be issued to certain Members at Closing, 6,000,000 (the “Escrow Units”) will be deposited into an escrow account with Continental Stock Transfer and Trust Company to satisfy any indemnification claims that may be brought pursuant to the MIPA.
Following the Business Combination, MSP’s Class A Common Stock trades on the Nasdaq Global Market (“Nasdaq”) under the new ticker symbol “MSPR”.

In conjunction with the MIPA, during the three months ended March 31, 2022 and 2021, the Company incurred direct and incremental transaction costs related to the Business Combination. These costs incurred by the Company were offset against Lionheart’s cash proceeds and deducted from the combined company’s additional paid-in capital rather than expensed as incurred. As of March 31, 2022, the Company had a balance of $
16.1 million for deferred transaction costs, which was included in the condensed combined and consolidated balance sheets in Prepaid expenses and other current assets.
Investment Capacity Agreement
On September 27, 2021, the Company entered into an Investment Capacity Agreement (the “ICA”) providing for potential future transactions regarding select healthcare claims recovery interests with its investment partner, Virage Capital Management LP (“Virage”), which transactions may include the sale of claims by MSP. The ICA provides the maximum value of such claims would be $3 billion.
When the Company takes an assignment, the Company takes an assignment of the entire recovery but often they have a contractual obligation to pay the assignor 50% of any recoveries. This 50% interest typically is retained by the assignor (the “Retained Interest”), although in some cases, the Company has acquired all of the recoveries, and the applicable assignor has not kept any Retained Interest. The Retained Interest is not an asset of the Company, but an obligation to pay these assignors, with the Company keeping the other 50% interest of any recoveries. Virage’s funding in connection with future transactions generally will be used to purchase Retained Interests from existing assignors or new MSP assignors, although its funds can also be used to buy 50% of the recoveries from the Company, in the event the applicable assignor did not retain any Retained Interest. In connection with transactions consummated under the ICA, the Company may receive certain fees, including a finders fee for identifying the recoveries and a servicing fee for servicing the claims.
Pursuant to the ICA, the Company will assist Virage in acquiring these Retained Interests for a cash price. Virage will be paid the recovery generated from the purchased Retained Interests when received through litigation or settlements. The ICA is separate and distinct from Virage’s equity investment in the Company. The first purchase under the ICA is expected to occur before the end of the second quarter of 2022.
Liquidity
The Company’s operations are primarily funded by claims recovery service income related to a servicing agreement with VRM MSP Recovery Partners LLC (“VRM”), which was originally entered into on March 27, 2018, and amended on August 1, 2020 (the “Agreement”). As part of Virage Recovery Master LP’s investment in VRM, funds are set aside to pay service fees to the Company. Under the terms of the Agreement, VRM pays service fees to the Company, commensurate with the operational expenses and costs of the Company. As of March 31, 2022, VRM had $20.5 million reserved for the payment of services fees.
On July 11, 2021, MSP entered into a Membership Interest Purchase Agreement (as amended the “MIPA”), See above for further details on the transaction. The Company plans on raising funds through the planned transaction. As part of the transaction, the Company incurred additional costs, which are in excess of cash from claims recovery service income. The Company may, therefore, require additional financing to fund its operations for the next twelve months, including funding of transaction related costs.

Subsequent to March 31, 2022, the
 Company closed on the previously mentioned business combination. Due to the rate of redemptions there was less cash than anticipated along with transaction costs of
$69.4 million that were due upon closing of the transaction. The Company executed agreements to defer $44.8 million of the transaction costs until May 29, 2023 and is also in the process of securing approximately $85 million of additional short term financing through an affiliate. In addition, the amount reserved for service fees under the Agreement with VRM was transferred to the Company at close. Further, the Company also anticipates funding to be available from the CEF Agreement and the ICA, as noted above. There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms to fund its cash flow requirements. As a result, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the financial statements are issued.
LifeWallet
On January 10, 2022, the Company announced the launch of LifeWallet LLC (“LifeWallet”). LifeWallet is being designed to help first responders and healthcare providers quickly and easily access patient medical histories. LifeWallet is part of MSP Recovery’s Chase to Pay platform, providing real-time analytics at the point of care, helping identify the primary insurer, assisting providers in receiving reasonable and customary rates for accident-related treatment, shortening the Company’s collection time frame, and increasing revenue visibility and predictability. The Company absorbed part of the technology behind LifeWallet through an employment agreement with the developer of the technology. As such as of March 31, 2022, the Company’s investment related to LifeWallet included in the condensed condensed combined and consolidated balance sheets was limited to activity and expenses incurred during the three months ended March 31, 2022. Through the date the financial statements were available to be issued, LifeWallet has committed to advertising costs within the next 12 months of approximately $3.2 million.

Note 1. DESCRIPTION OF BUSINESS
MSP Recovery, LLC (“MSPR”) was organized as a limited liability company on July 8, 2014 as a Medicaid and Medicare Secondary Pay Act recovery specialist. Additional limited liability companies related to MSPR through common ownership were subsequently organized to facilitate MSPR’s operational or financial needs. These financial statements were prepared on a combined and consolidated basis as described in Note 2 below and include the following entities (collectively “MSP”, “MSP Recovery” or the “Company”):

Entity Name	Method

MSP Recovery of Puerto Rico LLC (Puerto Rico)	Combined

MDA Series, LLC	Combined

MSP Recovery, LLC	Combined

MAO-MSO Recovery LLC Series FHCP	Consolidated (non-wholly owned)

MSP Recovery Services, LLC	Combined

MSPA Claims 1, LLC	Consolidated (wholly owned)

MSP National, LLC	Consolidated (wholly owned)

MSP Recovery Claims Prov Series LLC	Combined

MSP Recovery Claims CAID Series LLC	Combined

MSP WB LLC	Combined

MSP Recovery Claims HOSP Series LLC	Combined

MSP Productions, LLC	Combined

MSP Recovery Claims HP, Series LLC	Combined

MSP Recovery Claims COM, Series LLC	Combined
MSP utilizes its proprietary internal data analytics platform to review health claims assigned by secondary payers such as Health Plans, Management Service Organizations (“MSO”), providers of medical services and Independent Physicians Associations. This platform allows MSP to identify claims cost recovery rights with potential recovery paths where claims either should not have been paid by the secondary payers or should have been reimbursed by third-party entities.
MSP seeks assignment of recovery rights from secondary payers by acquiring the recovery rights to claims from secondary payers via Claims Cost Recovery Agreements (“CCRA”). Prior to executing a CCRA, MSP utilizes its proprietary internal data analytics platform to review the set of claims and identify claims with probable recovery paths. MSP’s assets are these irrevocable assignments of health claims recovery rights that are automatic, all-encompassing
and superior to other interests supported by Federal and State laws and regulations. MSP’s operations are primarily conducted in the U.S. and Puerto Rico.
Purchase Agreement
On July 11, 2021, MSP entered into a Membership Interest Purchase Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “MIPA”) by and among MSP, Lionheart Acquisition Corporation II, a Delaware corporation (“Lionheart”), Lionheart II Holdings, LLC, a Delaware corporation and a wholly owned subsidiary of Lionheart (“Opco”), the members of the MSP Purchased Companies (the “Members”), and John H. Ruiz, in his capacity as the representative of the Members (the “Members’ Representative”).
Pursuant to the MIPA, the Members will sell and assign all of their membership interests in the MSP Purchased Companies to Opco in exchange for non-economic
voting shares of Class V common stock, par value $0.0001, of Lionheart (“Class V Common Stock”) and non-voting
economic Class B Units of Opco (“Class B Units,” and each pair consisting of one share of Class V Common Stock and one Class B Unit, an
“Up-C
Unit”) (such transaction, the “Business Combination”).

Following the closing of the Business Combination (the “Closing”), Lionheart will be organized in an
“Up-C”
structure in which the business of MSP and its subsidiaries will be held directly or indirectly by Opco, and Lionheart will own all of the voting economic Class A Units of Opco and the Members or their designees will own all of the non-voting
economic Class B Units in accordance with the terms of the first amended and restated limited liability company agreement of Opco to be entered into at Closing (the “LLC Agreement”). Each
Up-C
Unit may be exchanged for either, at the Company’s option, (a) cash or (b) one share of Class A common stock, par value $0.0001, of the Company (“Class A Common Stock”), subject to the provisions set forth in the LLC Agreement.
Subject to the terms and conditions set forth in the MIPA, the aggregate consideration to be paid to the Members (or their designees) will consist of (i) 3,250,000,000
Up-C
Units and (ii) rights to receive payments under the tax receivable agreement to be entered into at the Closing. Of the
Up-C
Units to be issued to certain Members at Closing, 6,000,000 (the “Escrow Units”) will be deposited into an escrow account with Continental Stock Transfer and Trust Company to satisfy any indemnification claims that may be brought pursuant to the MIPA.
Lionheart intends to apply to continue the listing of its publicly traded Class A Common Stock on the Nasdaq Capital Market (“Nasdaq”) under the new ticker symbol “MSPR” upon the closing of the Business Combination.
In conjunction with the purchase agreement, during the year ended December 31, 2021, the Company incurred direct and incremental transaction costs related to the Business Combination. These costs incurred by the Company will be offset against Lionheart’s cash proceeds and deducted from the combined company’s additional paid-in
capital rather than expensed as incurred. As of December 31, 2021, the Company had a balance of $13.3 million for deferred transaction costs, which was included in the combined and consolidated balance sheets in Prepaid expenses and other current assets.
Investment Capacity Agreement
On September 27, 2021, the Company entered into an Investment Capacity Agreement (the “ICA”) providing for potential future transactions regarding select healthcare claims recovery interests with its investment partner, Virage Capital Management LP (“Virage”), which transactions may include the sale of claims by MSP. The ICA provides the maximum value of such claims would be $3 billion.
When the Company takes an assignment, the Company takes an assignment of the entire recovery but often they have a contractual obligation to pay the assignor 50% of any recoveries. This 50% interest typically is retained by the assignor (the “Retained Interest”), although in some cases, the Company has acquired all of the recoveries, and the applicable assignor has not kept any Retained Interest. The Retained Interest is not an asset of the Company, but an obligation to pay these assignors, with the Company keeping the other 50% interest of any recoveries. Virage’s funding in connection with future transactions generally will be used to purchase Retained Interests from existing assignors or new MSP assignors, although its funds can also be used to buy 50% of the recoveries from the Company, in the event the applicable assignor did not retain any Retained Interest. In connection with transactions consummated under the ICA, the Company may receive certain fees, including a finders fee for identifying the recoveries and a servicing fee for servicing the claims.
Pursuant to the ICA, the Company will assist Virage in acquiring these Retained Interests for a cash price. Virage will be paid the recovery generated from the purchased Retained Interests when received through litigation or settlements. The ICA is separate and distinct from Virage’s equity investment in the Company. The first purchase under the ICA is expected to occur before the end of the second quarter of 2022.
Liquidity
The Company’s operations are primarily funded by claims recovery service income related to a servicing agreement with VRM MSP Recovery Partners LLC (“VRM”), which was originally entered into on March 27, 2018, and amended on August 1, 2020 (the “Agreement”). As part of Virage Recovery Master LP’s investment in VRM, funds are set aside to pay service fees to the Company. Under the terms of the Agreement, VRM pays service fees to the Company, commensurate with the operational expenses and costs of the Company. As of December 31, 2021, VRM had $30.7 million reserved for the payment of services fees.
On July 11, 2021, MSP entered into a Membership Interest Purchase Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “MIPA”), See above for further details on the transaction. The Company plans on raising funds through the planned transaction. However, there is currently no public market for the Company’s common stock, and there can be no assurances that the transaction will be completed. As part of the transaction, the Company anticipates incurring additional costs, which are expected to be in excess of cash from claims recovery service income. The Company will, therefore, require additional financing to fund its operations for the next twelve months, including funding of transaction related costs.

As such, if the transaction is not consummated, VRM has agreed to provide additional funding to cover transaction related costs in order to support the operations of the Company through twelve months following the issuance of the financial statements.